Additional Notes - Summary of Future Minimum Payments Due for Outsourced Studies (Detail) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure Of Future Payments Commitments For Clinical Studies [line items]
Future payment commitments for clinical studies	€ 193.3
Not later than one year [member]
Disclosure Of Future Payments Commitments For Clinical Studies [line items]
Future payment commitments for clinical studies	111.7
Later than one year and not later than five years [member]
Disclosure Of Future Payments Commitments For Clinical Studies [line items]
Future payment commitments for clinical studies	81.6
Later than five years [member]
Disclosure Of Future Payments Commitments For Clinical Studies [line items]
Future payment commitments for clinical studies	€ 0.0